Share-based compensation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares component	Dec. 31, 2022 USD ($)
Share-Based Payment Arrangements [Abstract]
Number of components of share based compensation plan | component	4
Share-based compensation | $	$ 6,049	$ 4,713
Number of common shares exercisable for each share option	1
Number of common shares reserved for issuance	2,845,420